Fixed assets, Net (Details) - Schedule of fixed assets - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Public Utility, Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (51,540)	$ (54,216)
Total fixed assets, net	413,934	421,285
Investment properties [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed assets, net	413,890	413,890
Computer and electronic equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed assets, net	48,129	53,626
Software [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed assets, net	3,050	3,056
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Fixed assets, net	$ 405	$ 4,929